RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Details Narrative) - USD ($)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating lease liability recognized upon adoption	$ 1,700,000	$ 435,477
Operating lease expenses		778,000	$ 497,000	$ 408,000
Minimum [Member]
Lease incremental borrowing rate	4.75%
Maximum [Member]
Lease incremental borrowing rate	5.63%
Manufacturing Facility in China [Member]
Annual payment under lease		$ 622,000
Lease expiration date		Feb. 28, 2026
Electroplating Production Line in China [Member]
Annual payment under lease		$ 622,000
Lease expiration date		Sep. 30, 2026
Various Office Parking Facilities in China [Member]
Annual payment under lease		$ 16,000
Lease description		expire on April 30, 2024 and November 30, 2024, March 31, 2024, respectively
Office Equipment in Hong Kong [Member]
Annual payment under lease		$ 4,000
Lease expiration date		Dec. 20, 2025
Various Real Estate Leases for Office Space in Hong Kong [Member]
Annual payment under lease		$ 173,000
Lease description		expire on December 31, 2024, June 15, 2024 and July 31, 2024, respectively